Fair value Measurements (Details 1) (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Ending Balance	$ 111,593,212
Fair Value, Inputs, Level 3 [Member]
Beginning Balance	16,600,500
Transfers Into Level 3
Transfers Out of Level 3
Total net (gains) losses included in: Net loss	34,577,078
Total net (gains) losses included in: Other comprehensive income
Purchases
Issues	60,415,634	16,600,500
Sales
Ending Balance	111,593,212	16,600,500
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Beginning Balance	16,600,500
Transfers Into Level 3
Transfers Out of Level 3
Total net (gains) losses included in: Net loss	41,907,889
Total net (gains) losses included in: Other comprehensive income
Purchases
Issues	31,470,215
Sales
Settlements	(3,118,313)
Ending Balance	86,860,291
Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member]
Transfers Into Level 3
Transfers Out of Level 3
Total net (gains) losses included in: Net loss	(4,212,498)
Total net (gains) losses included in: Other comprehensive income
Purchases
Issues	28,945,419
Sales
Ending Balance	$ 24,732,921